CONCENTRATION OF RISK - Additional information (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONCENTRATION OF RISK
Percentage Of Fluctuations in Foreign Exchange rate	1.30%	5.70%	6.30%